IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2023
IMPAIRMENT
Disclosure of key assumptions used in impairment tests

	As at December 31,
	2023	2022
Gold price per oz	$1,750 - $1,950	$1,700 - $1,800
WACC	6.3% - 8.9%	5.8% - 9.7%
NAV multiple	1.00x - 1.66x	1.06x - 1.21x
Foreign exchange rates	US$0.77:C$1.00 to US$0.80:C$1.00	US$0.75:C$1.00 to US$0.80:C$1.00
Inflation	2.0%	2.0%